SUBSEQUENT EVENTS - Narrative (Details) $ in Millions	Jan. 31, 2023 USD ($)
Tuck-in Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 415